Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,160	$ 1,116
Less – accumulated depreciation	733	485
Fixed assets, net	427	631
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	595	597
Office furniture and equipment [Membert]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	216	173
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 349	$ 346